Agreements with General Motors - Schedule of Change in the value of derivative agreement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Equity [abstract]
On initial recognition as at January 30, 2023	$ (33,194)
Gain on change in fair value	32,846
As at December 31, 2023	$ (348)